Shareholder Report, Holdings (Details)	Jul. 31, 2025
Return Stacked Global Stocks & Bonds ETF | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Return Stacked Global Stocks & Bonds ETF | Vanguard Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Return Stacked Global Stocks & Bonds ETF | First American Government Obligations Fund - Class X, 4.22% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Return Stacked Global Stocks & Bonds ETF | U.S. Treasury Long Bonds Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Return Stacked Global Stocks & Bonds ETF | S&P 500 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Return Stacked Global Stocks & Bonds ETF | U.S. Treasury 10 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked Global Stocks & Bonds ETF | U.S. Treasury 5 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked Global Stocks & Bonds ETF | U.S. Treasury 2 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Return Stacked Global Stocks & Bonds ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
Return Stacked Global Stocks & Bonds ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Return Stacked Global Stocks & Bonds ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | First American Government Obligations Fund - Class X, 4.22% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | S&P 500 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | U.S. Treasury 2 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Return Stacked(R) U.S. Stocks & Managed Futures ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.70%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | FTSE 100 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Nasdaq 100 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | German Stock Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | S&P/Toronto Stock Exchange 60 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Japanese Yen/U.S. Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Crude Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.70%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Return Stacked(R) Bonds & Managed Futures ETF | First American Government Obligations Fund - Class X, 4.22% [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Return Stacked(R) Bonds & Managed Futures ETF | U.S. Treasury Long Bonds Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Managed Futures ETF | S&P 500 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Return Stacked(R) Bonds & Managed Futures ETF | FTSE 100 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Return Stacked(R) Bonds & Managed Futures ETF | Nasdaq 100 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Return Stacked(R) Bonds & Managed Futures ETF | German Stock Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) Bonds & Managed Futures ETF | S&P/Toronto Stock Exchange 60 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) Bonds & Managed Futures ETF | Japanese Yen/U.S. Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Managed Futures ETF | Crude Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Return Stacked(R) Bonds & Managed Futures ETF | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Return Stacked(R) Bonds & Managed Futures ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Return Stacked(R) Bonds & Managed Futures ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Return Stacked(R) Bonds & Managed Futures ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Return Stacked(R) U.S. Stocks & Futures Yield ETF | First American Government Obligations Fund - Class X, 4.22% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.30%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | German Stock Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | S&P/Toronto Stock Exchange 60 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Crude Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | British Pound/U.S. Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Euro/U.S. Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Natural Gas Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | AUD/USD Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Canadian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.30%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Return Stacked(R) Bonds & Futures Yield ETF | First American Government Obligations Fund - Class X, 4.22% [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Return Stacked(R) Bonds & Futures Yield ETF | U.S. Treasury Long Bonds Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Futures Yield ETF | S&P/Toronto Stock Exchange 60 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) Bonds & Futures Yield ETF | Crude Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Futures Yield ETF | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Return Stacked(R) Bonds & Futures Yield ETF | British Pound/U.S. Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Return Stacked(R) Bonds & Futures Yield ETF | Euro/U.S. Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) Bonds & Futures Yield ETF | Natural Gas Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Futures Yield ETF | AUD/USD Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Futures Yield ETF | Canadian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Futures Yield ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Return Stacked(R) Bonds & Futures Yield ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Return Stacked(R) Bonds & Futures Yield ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Return Stacked(R) Bonds & Merger Arbitrage ETF | First American Government Obligations Fund - Class X, 4.22% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Return Stacked(R) Bonds & Merger Arbitrage ETF | U.S. Treasury Long Bonds Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Return Stacked(R) Bonds & Merger Arbitrage ETF | U.S. Treasury 10 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) Bonds & Merger Arbitrage ETF | U.S. Treasury 5 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Frontier Communications Parent, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Walgreens Boots Alliance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Skechers USA, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Chart Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Dun & Bradstreet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Return Stacked(R) Bonds & Merger Arbitrage ETF | AvidXchange Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.70%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | First American Government Obligations Fund - Class X, 4.22% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | S&P 500 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.10%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | Micro Gold Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | Bitcoin Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)

[1]	Less than 0.05% of net assets.
[2]	Less than 0.05% of net assets.
[3]	Less than 0.05% of net assets.